FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
LIABILITIES [Abstract]
Ownership percentage of investments not estimated at fair value (in hundredths)	50.00%
Carrying Amount [Member]
ASSETS [Abstract]
Cash and cash equivalents	$ 72,625		$ 222,215
Restricted cash (current and noncurrent portion)	13,595		7,432
LIABILITIES [Abstract]
Long term financial debt (current and non-current portion - Note 5)	498,397	[1]	517,552	[1],[2]
Current portion of our 2017 Convertible Senior Note			80,000
Estimated Fair Value [Member]
ASSETS [Abstract]
Cash and cash equivalents	72,625		222,215
Restricted cash (current and noncurrent portion)	13,595		7,432
LIABILITIES [Abstract]
Long term financial debt (current and non-current portion - Note 5)	516,397	[1]	517,595	[1],[2]
Current portion of our 2017 Convertible Senior Note			80,268
Recurring [Member] | Level 1 [Member]
Current liabilities [Abstract]
Interest rate collar (included in other liabilities)	0
Interest rate swap (included in other liabilities)	0
Noncurrent liabilities [Abstract]
Interest rate collar (included in other liabilities)	0
Interest rate swap (included in other liabilities)	0
Recurring [Member] | Level 2 [Member]
Current liabilities [Abstract]
Interest rate collar (included in other liabilities)	725
Interest rate swap (included in other liabilities)	497
Noncurrent liabilities [Abstract]
Interest rate collar (included in other liabilities)	637
Interest rate swap (included in other liabilities)	450
Recurring [Member] | Level 3 [Member]
Current liabilities [Abstract]
Interest rate collar (included in other liabilities)	0
Interest rate swap (included in other liabilities)	0
Noncurrent liabilities [Abstract]
Interest rate collar (included in other liabilities)	0
Interest rate swap (included in other liabilities)	$ 0

[1]	The fair value of long term financial debt is measured using Level 2 fair value inputs.
[2]	Includes $80,000 and $80,268, respectively of carrying amount and estimated fair value of our 2017 Convertible Senior Note disclosed as current liability, in the accompanying consolidated balance sheet at December 31, 2012.